Employee Stock And Incentive Plan (Summary Of Nonvested Share Activity - Restricted Stock) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Share Units	43,500	19,015	79,133
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	147,160
Granted, Number of Share Units	16,000
Vested, Number of Share Units	(100,660)
Nonvested share units at end of period, Number of Share Units	62,500	147,160
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 15.38
Granted, Weighted Average Fair Value	$ 25.09	$ 18.47	$ 17.77
Vested, Weighted Average Fair Value	$ 15.49
Nonvested share units at end of period, Weighted Average Fair Value	$ 17.70	$ 15.38